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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657

                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2007 through October 31, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Equity
Income Fund

--------------------------------------------------------------------------------
Annual Report | October 31, 2008
--------------------------------------------------------------------------------


Ticker Symbols:
Class A   PEQIX
Class B   PBEQX
Class C   PCEQX
Class R   PQIRX
Class Y   PYEQX
Class Z   PEZQX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                         2
Portfolio Management Discussion                               4
Portfolio Summary                                             8
Prices and Distributions                                      9
Performance Update                                           10
Comparing Ongoing Fund Expenses                              16
Schedule of Investments                                      18
Financial Statements                                         25
Notes to Financial Statements                                35
Report of Independent Registered Public Accounting Firm      42
Approval of Investment Advisory Agreement                    46
Trustees, Officers and Service Providers                     50


                      Pioneer Equity Income Fund | Annual Report | 10/31/08    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe this year have experienced one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential chances for making money in many corners of the market, it takes


2    Pioneer Equity Income Fund | Annual Report | 10/31/08
research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Respectfully,


/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                      Pioneer Equity Income Fund | Annual Report | 10/31/08    3

Portfolio Management Discussion | 10/31/08

The U.S. and global markets turned sharply down late in the annual reporting period, amid a wave of business failures which began on September 8, 2008, when Fannie Mae and Freddie Mac were taken into conservatorship by U.S. government regulators. Over the next three weeks, giants like Lehman Brothers, AIG, Washington Mutual, Wachovia, and Merrill Lynch were effectively seized by the U.S. government, were forced into mergers, or failed, and the difficulties persisted right on through to the end of October. In the following interview, John Carey, manager of the Pioneer Equity Income Fund, provides an update on the Fund and the factors that influenced its performance during the very difficult 12-month period ended October 31, 2008.

Q Over the past year, and particularly the last few months, the global economy has seen upheaval, especially in the financial sector. Credit markets have all but frozen, with negative consequences for an already shaky U. S. economy. Governments and central banks all over the world have taken aggressive action to shore up financial institutions and enable them to lend again. How did Pioneer Equity Income Fund fare through the difficult period?

A In reading through our last several shareholder letters, we see that we were expressing concern about the economy and the stock market fairly consistently throughout 2006 and 2007. Nevertheless, what has transpired in late 2008 has startled us by its severity and unremitting intensity. The six months ended October 31, 2008, was one of the worst periods for investors in recent memory, as the American banking system all but collapsed and industrial activity slowed markedly. Companies both large and small ran into trouble, and not a few of them ceased to exist. Storied names from the world of finance like Bear Stearns and Lehman Brothers, Freddie Mac and Fannie Mae, as well as formerly successful consumer companies like Linens 'n Things, Mervyn's, and, as we write, Circuit City have all, essentially, failed. Confidence has plunged -- confidence in the economy, in the markets, in financial products, in Washington, and in business. Truthfully, we are filled with concern over the negative turn of events, while expecting, though, some improvement as we move through the coming year.

     Pioneer Equity Income Fund's performance results suffered during the downturn, though, were somewhat better than performance of the overall market and competing funds. For the twelve months ended October 31, 2008, Class A shares of the Fund returned -29.99% at net asset value, compared with a return of -36.80% for the Fund's benchmark, the Russell 1000 Value Index (the Russell Index), and a return of -36.08% for the broad-market Standard & Poor's 500 Index (the S&P 500) over the same period.

4    Pioneer Equity Income Fund | Annual Report | 10/31/08

     For the 12 months ended October 31, 2008, the average return of the 286 funds in Lipper Analytical Service's equity income category was -33.80%.

     Over the final six months of the annual reporting period concluded October 31, Class A shares of the Fund showed a total return of -24.74% at net asset value, while the benchmark Russell Index returned -29.91% and the S&P 500 returned -29.27%; during the same six-month period, the 313 funds in Lipper's equity income category averaged a return of -27.36%.

     During both the six- and twelve-month periods, our stock selection proved the decisive factor in the Fund's performance advantage over its competitors and the benchmark. Of course we realize that relatively strong performance compared with the benchmark is small consolation to our shareholders when the absolute performance numbers are so bad, but we take some satisfaction in having preserved just a bit more value than we might have.

Q Please discuss performance over the second half of the annual reporting period in more detail, including sector exposures and individual stock positions that helped or hurt results.

A Stock selection was a positive contributor for the Fund in almost every sector over the last six months of the period ended October 31, 2008, with our choices in the troubled financials sector and in consumer staples, industrials, and health care proving to be the best. In financials, we not only avoided the worst stocks in the Fund's benchmark -- most notably, AIG, along with all the financial stocks we mentioned above -- but we also had important positions in two of the few financial stocks to be approximately unchanged in price between April 30 and October 31, 2008, Chubb and Safeco. In consumer staples, the Fund enjoyed good performance from food companies, including Campbell Soup, General Mills, and H. J. Heinz; in industrials, Gorman-Rupp held up relatively well; and in health care, Abbot Laboratories was a stand out.

     The most significant detractor from the Fund's performance was are overweight in the underperforming materials sector, where stocks were hit heavily by concerns over a slowing economy and, in particular, falling metals prices.

Q Oftentimes a weak stock market presents investment opportunities. Did you find some over the second half of the reporting period, and, overall, can you discuss changes you made to the portfolio?

A As we look at the stock market, we see many stocks selling at lower prices than we have seen in a long time. The sell-off has been, we think, quite indiscriminate, as investors have seemed just to want to "get out of the market," no matter what the price. So, yes, we have seen what we regarded as bargains. At the same time, we have also sold stocks of companies we did


                      Pioneer Equity Income Fund | Annual Report | 10/31/08    5
     not think were as well positioned for the difficult times in which we find ourselves. Overall, we added ten names to the Fund's portfolio during the last six months of the annual reporting period, and we eliminated seven.

     The new entries were all in the category of economically sensitive stocks with, in our minds, good longer-term prospects in a recovering economy -- which we do think we shall eventually see! Marathon Oil is a worldwide energy company that should see benefits in its refining operations from lower oil prices, but that also has attractive exploration-and-production activities. Carpenter Technology is a leader in stainless steel. Caterpillar and Deere are machinery makers: Caterpillar is one of the premier producers of construction equipment, and Deere makes both agricultural and construction equipment. Illinois Tool Works makes a whole host of components for machinery builders and other industrial users; Snap-on manufactures and distributes tools and diagnostic products for automotive repair shops; and General Electric is a well-known provider of everything from aircraft engines to medical-imaging equipment. Cedar Shopping Centers is a real estate investment trust with supermarket and drugstore-anchored properties; and FirstEnergy and PPL are public utilities.

     With respect to sales from the Fund's portfolio, we realized good gains on two stocks that were acquired at premium prices by other companies: Wm. Wrigley Jr. was bought by the private confectionary giant Mars; and Safeco was purchased by Liberty Mutual, another private firm. Our other sales -- Regal Entertainment Group, Conagra Foods, Regions Financial, Developers Diversified Realty, and Liberty Property Trust -- all fell in the category of companies about which we had basic concerns.

Q With world financial markets still in turmoil and with a new U. S. president set to take office in January 2009, what is your outlook for the coming months?

A Investors today are uncertain of the potential depth and duration of the ongoing economic recession. A problem for the U. S. now is the spreading recession overseas, in that many American companies have come to depend on exports for a meaningful part of their growth. Also an issue for investors is the public-policy response to the crisis. Massive "bail-out" programs have been announced by the current administration, and partially implemented; but every day it seems that more companies get in line to receive help, and no one knows where it will end or if any of it is a good idea. As for the incoming administration, many business people have doubts over its tax, trade, and regulatory pronouncements during the campaign. Time will tell how many of the pronouncements become policy. In the end, we always count on the pragmatic instincts of most members of Congress -- who must represent and promote the concrete interests of their constituencies in order to get re-elected -- to keep the more extreme tendencies of both of


6 Pioneer Equity Income Fund | Annual Report | 10/31/08 the major parties in check. But there is never any guarantee! Of course the final element in the picture is the still quite unsettled, and unsettling, world situation, on which we keep steady watch out of the corner of our eye.

     Despite everything, however, we are of the opinion that this is a business cycle, not the spiral to oblivion, and that in due course, no matter how effective or inept the government responses prove to be, the economy will get better. We continue to have great faith in the underlying resilience of our country and its people, and we have great difficulty in believing that suddenly, after more than two hundred years as a nation, Americans are just all going to roll over and play dead. We have also observed that investments made during past periods of economic distress, at the bargain-basement, even fire-sale prices often prevailing, have often worked out well when held for the long term by patient shareholders. Certainly we are excited by the low prices of much of the merchandise we see in the market today. Will this time be different, and will investors instead be disappointed? We are proceeding under the assumption that will not be the case, but we must emphasize the risks and the unknown time horizon.

     Thank you as ever for your support.








Please refer to the Schedule of Investments on pages 18-24 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that the market forecast discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


                      Pioneer Equity Income Fund | Annual Report | 10/31/08    7

Portfolio Summary | 10/31/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       86.8%
Temporary Cash Investment                                12.0%
Depositary Receipts for International Stocks              1.2%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[The following data was represented as a pie chart in the printed material]

Consumer Staples                                         16.7%
Financials                                               16.7%
Utilities                                                15.2%
Materials                                                11.6%
Industrials                                              11.3%
Consumer Discretionary                                    8.3%
Energy                                                    7.7%
Health Care                                               6.1%
Telecommunication Services                                4.3%
Information Technology                                    2.1%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


 1.   Gorman-Rupp Co.                                               3.53%
 2.   Questar Corp.                                                 2.71
 3.   H.J. Heinz Co., Inc.                                          2.60
 4.   U.S. Bancorp                                                  2.43
 5.   Dow Chemical Co.                                              2.42
 6.   Chubb Corp.                                                   2.41
 7.   Chevron Corp.                                                 2.26
 8.   Campbell Soup Co.                                             2.24
 9.   PG&E Corp.                                                    2.20
10.   Kraft Foods, Inc.                                             2.18

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Equity Income Fund | Annual Report | 10/31/08

Prices and Distributions | 10/31/08

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Class                10/31/08                10/31/07
--------------------------------------------------------------------------------
   A                   $ 21.28                  $ 33.10
--------------------------------------------------------------------------------
   B                   $ 21.14                  $ 32.88
--------------------------------------------------------------------------------
   C                   $ 21.04                  $ 32.75
--------------------------------------------------------------------------------
   R                   $ 21.45                  $ 33.34
--------------------------------------------------------------------------------
   Y                   $ 21.41                  $ 33.28
--------------------------------------------------------------------------------
   Z                   $ 21.30                  $ 33.12
--------------------------------------------------------------------------------


Distributions per Share: 11/1/07-10/31/08
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net
                Investment        Short-Term      Long-Term        Non-taxable
    Class         Income         Capital Gains   Capital Gains    Distributions
--------------------------------------------------------------------------------
       A         $ 0.6740          $ --            $ 1.8091          $ 0.0592
--------------------------------------------------------------------------------
       B         $ 0.4399          $ --            $ 1.8091          $ 0.0376
--------------------------------------------------------------------------------
       C         $ 0.4733          $ --            $ 1.8091          $ 0.0409
--------------------------------------------------------------------------------
       R         $ 0.6188          $ --            $ 1.8091          $ 0.0534
--------------------------------------------------------------------------------
       Y         $ 0.7717          $ --            $ 1.8091          $ 0.0682
--------------------------------------------------------------------------------
       Z         $ 0.7555          $ --            $ 1.8091          $ 0.0659
--------------------------------------------------------------------------------


                      Pioneer Equity Income Fund | Annual Report | 10/31/08    9

Performance Update | 10/31/08                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of October 31, 2008)
--------------------------------------------------------------------------------
                                     Net Asset     Public Offering
Period                               Value (NAV)   Price (POP)
--------------------------------------------------------------------------------
10 Years                               2.85%          2.25%
5 Years                                3.91           2.69
1 Year                               -29.99         -33.96
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated March 1, 2008)
--------------------------------------------------------------------------------
                                       Gross            Net
--------------------------------------------------------------------------------
                                       1.03%          1.03%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment
                    Pioneer
                     Equity        Russell 1000
                     Income           Value
                      Fund            Index
10/98                 9,425           10,000
10/00                11,212           12,295
10/02                 8,895            9,751
10/04                11,991           13,833
10/06                16,168           18,795
10/08                12,487           13,166


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


10    Pioneer Equity Income Fund | Annual Report | 10/31/08

Performance Update | 10/31/08                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of October 31, 2008)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
10 Years                                2.00%          2.00%
5 Years                                 3.01           3.01
1 Year                                -30.58         -33.12
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated March 1, 2008)
--------------------------------------------------------------------------------
                                        Gross            Net
--------------------------------------------------------------------------------
                                        1.90%          1.90%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment
                    Pioneer
                     Equity        Russell 1000
                     Income           Value
                      Fund            Index
10/98                10,000           10,000
10/00                11,710           12,295
10/02                 9,144            9,751
10/04                12,118           13,833
10/06                16,054           18,795
10/08                12,187           13,166


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


                     Pioneer Equity Income Fund | Annual Report | 10/31/08    11

Performance Update | 10/31/08                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of October 31, 2008)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
10 Years                                2.00%          2.00%
5 Years                                 3.09           3.09
1 Year                                -30.52         -30.52
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated March 1, 2008)
--------------------------------------------------------------------------------
                                        Gross            Net
--------------------------------------------------------------------------------
                                        1.82%          1.82%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment
                    Pioneer
                     Equity        Russell 1000
                     Income           Value
                      Fund            Index
10/98                10,000           10,000
10/00                11,691           12,295
10/02                 9,114            9,751
10/04                12,089           13,833
10/06                16,041           18,795
10/08                12,195           13,166


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


12    Pioneer Equity Income Fund | Annual Report | 10/31/08

Performance Update | 10/31/08                                     Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of October 31, 2008)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
10 Years                                2.53%          2.53%
5 Years                                 3.74           3.74
1 Year                                -30.14         -30.14
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated March 1, 2008)
--------------------------------------------------------------------------------
                                        Gross            Net
--------------------------------------------------------------------------------
                                        1.38%          1.38%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment
                    Pioneer
                     Equity        Russell 1000
                     Income           Value
                      Fund            Index
10/98                10,000           10,000
10/00                11,776           12,295
10/02                 9,249            9,751
10/04                12,424           13,833
10/06                16,688           18,795
10/08                12,843           13,166


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including retirement plan investors.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


                     Pioneer Equity Income Fund | Annual Report | 10/31/08    13

Performance Update | 10/31/08                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


--------------------------------------------------------------------------------
Average Annual Total Returns
(As of October 31, 2008)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
10 Years                                3.27%          3.27%
5 Years                                 4.33           4.33
1 Year                                -29.72         -29.72
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated March 1, 2008)
--------------------------------------------------------------------------------
                                        Gross            Net
--------------------------------------------------------------------------------
                                        0.66%          0.66%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment
                    Pioneer
                     Equity        Russell 1000
                     Income           Value
                      Fund            Index
10/98                10,000           10,000
10/00                11,987           12,295
10/02                 9,585            9,751
10/04                13,046           13,833
10/06                17,729           18,795
10/08                13,795           13,166


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The Performance of Class Y shares for the period prior to the commencement of operation of Class Y shares on July 2, 1998 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception on July 2, 1998 would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


14    Pioneer Equity Income Fund | Annual Report | 10/31/08

Performance Update | 10/31/08                                     Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


--------------------------------------------------------------------------------
Average Annual Total Returns
(As of October 31, 2008)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
10 Years                                2.90%          2.90%
5 Years                                 4.01           4.01
1 Year                                -29.75         -29.75
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated March 1, 2008)
--------------------------------------------------------------------------------
                                        Gross            Net
--------------------------------------------------------------------------------
                                        0.78%          0.78%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment
                    Pioneer
                     Equity        Russell 1000
                     Income           Value
                      Fund            Index
10/98                10,000           10,000
10/00                11,894           12,295
10/02                 9,436            9,751
10/04                12,721           13,833
10/06                17,152           18,795
10/08                13,312           13,166


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Z shares on July 6, 2007 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance shown for Class Z shares prior to their inception July 6, 2007 would have been higher. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


                     Pioneer Equity Income Fund | Annual Report | 10/31/08    15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on actual returns from May 1, 2008 through October 31, 2008.


---------------------------------------------------------------------------------------------------------------------------
Share Class                    A                B                C                R                Y                Z
---------------------------------------------------------------------------------------------------------------------------
Beginning Account         $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 5/1/08
---------------------------------------------------------------------------------------------------------------------------
Ending Account Value      $   752.63       $   749.11       $   749.27       $   751.61       $   753.94       $   753.83
(after expenses)
on 10/31/08
---------------------------------------------------------------------------------------------------------------------------
Expenses Paid             $     4.85       $     8.62       $     8.22       $     5.86       $     3.17       $     3.35
During Period*
---------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 1.96%, 1.87%, 1.33%, 0.72%, and 0.76%, for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the partial year period).


16    Pioneer Equity Income Fund | Annual Report | 10/31/08

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2008 through October 31, 2008.


---------------------------------------------------------------------------------------------------------------------------
Share Class                    A                B                C                R                Y                Z
---------------------------------------------------------------------------------------------------------------------------
Beginning Account         $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 5/1/08
---------------------------------------------------------------------------------------------------------------------------
Ending Account Value      $ 1,019.61       $ 1,015.28       $ 1,015.74       $ 1,018.45       $ 1,021.52       $ 1,021.32
(after expenses)
on 10/31/08
---------------------------------------------------------------------------------------------------------------------------
Expenses Paid             $     5.58       $     9.93       $     9.48       $     6.75       $     3.66       $     3.86
During Period*
---------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 1.96%, 1.87%, 1.33%, 0.72%, and 0.76%, for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the partial year period).


                     Pioneer Equity Income Fund | Annual Report | 10/31/08    17

Schedule of Investments | 10/31/08

--------------------------------------------------------------------------------
 Shares                                                       Value
--------------------------------------------------------------------------------
               COMMON STOCKS -- 99.2%
               ENERGY -- 7.6%
               Integrated Oil & Gas -- 6.5%
  267,200      Chevron Corp.                                $  19,933,120
  307,560      ConocoPhillips                                  15,999,271
  210,000      Royal Dutch Shell Plc (A.D.R.)                  11,720,100
  341,600      USX-Marathon Group, Inc.                         9,940,560
                                                            -------------
                                                            $  57,593,051
--------------------------------------------------------------------------------
               Oil & Gas Storage & Transportation -- 1.1%
  520,000      Spectra Energy Corp.                         $  10,051,600
                                                            -------------
               Total Energy                                 $  67,644,651
--------------------------------------------------------------------------------
               MATERIALS -- 11.5%
               Aluminum -- 1.3%
1,000,000      Alcoa, Inc.                                  $  11,510,000
--------------------------------------------------------------------------------
               Diversified Chemical -- 3.5%
  800,000      Dow Chemical Co.                             $  21,336,000
  300,000      E.I. du Pont de Nemours and Co.                  9,600,000
                                                            -------------
                                                            $  30,936,000
--------------------------------------------------------------------------------
               Diversified Metals & Mining -- 1.5%
  220,000      Compass Minerals International, Inc. (b)     $  12,084,600
  150,000      Teck Cominco, Ltd. (Class B) (b)                 1,471,500
                                                            -------------
                                                            $  13,556,100
--------------------------------------------------------------------------------
               Forest Products -- 0.8%
  180,000      Weyerhaeuser Co.                             $   6,879,600
--------------------------------------------------------------------------------
               Industrial Gases -- 1.0%
  150,000      Air Products & Chemicals, Inc.               $   8,719,500
--------------------------------------------------------------------------------
               Specialty Chemicals -- 2.0%
  900,000      Valspar Corp. (b)                            $  18,405,000
--------------------------------------------------------------------------------
               Steel -- 1.4%
   27,248      Carpenter Technology Corp.                   $     493,189
  293,000      Nucor Corp.                                     11,869,430
                                                            -------------
                                                            $  12,362,619
                                                            -------------
               Total Materials                              $ 102,368,819
--------------------------------------------------------------------------------
               CAPITAL GOODS -- 10.5%
               Aerospace & Defense -- 1.0%
  170,000      United Technologies Corp.                    $   9,343,200
--------------------------------------------------------------------------------
               Construction & Farm Machinery & Heavy Trucks -- 3.0%
  100,000      Caterpillar, Inc.                            $   3,817,000
  100,000      Deere & Co.                                      3,856,000
  641,905      PACCAR, Inc.                                    18,769,302
                                                            -------------
                                                            $  26,442,302
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Equity Income Fund | Annual Report | 10/31/08

--------------------------------------------------------------------------------
 Shares                                                    Value
--------------------------------------------------------------------------------
               Electrical Component & Equipment -- 1.3%
   350,000     Emerson Electric Co.                      $  11,455,500
--------------------------------------------------------------------------------
               Industrial Conglomerates -- 0.1%
    50,000     General Electric Co.                      $     975,500
--------------------------------------------------------------------------------
               Industrial Machinery -- 5.1%
   988,195     Gorman-Rupp Co.*(b)                       $  31,078,733
   250,000     Illinois Tool Works, Inc. (b)                 8,347,500
   350,000     The Timken Co.                                5,558,000
                                                         -------------
                                                         $  44,984,233
                                                         -------------
               Total Capital Goods                       $  93,200,735
--------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 0.7%
               Office Services & Supplies -- 0.7%
   240,000     Mine Safety Appliances Co. (b)            $   6,480,000
                                                         -------------
               Total Commercial Services & Supplies      $   6,480,000
--------------------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 1.5%
               Auto Parts & Equipment -- 1.5%
   766,800     Johnson Controls, Inc.                    $  13,595,364
                                                         -------------
               Total Automobiles & Components            $  13,595,364
--------------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 1.7%
               Apparel, Accessories & Luxury Goods -- 1.3%
   200,000     VF Corp. (b)                              $  11,020,000
--------------------------------------------------------------------------------
               Household Appliances -- 0.4%
   100,000     Snap-On, Inc.                             $   3,695,000
                                                         -------------
               Total Consumer Durables & Apparel         $  14,715,000
--------------------------------------------------------------------------------
               CONSUMER SERVICES -- 2.3%
               Leisure Facilities -- 1.6%
   780,697     Cedar Fair, LP                            $  14,435,088
--------------------------------------------------------------------------------
               Restaurants -- 0.7%
   100,000     McDonald's Corp. (b)                      $   5,793,000
                                                         -------------
               Total Consumer Services                   $  20,228,088
--------------------------------------------------------------------------------
               MEDIA -- 1.5%
               Broadcasting -- 0.4%
   400,000     CBS Corp. (Class B)                       $   3,884,000
--------------------------------------------------------------------------------
               Publishing -- 1.1%
   150,000     McGraw-Hill Co., Inc.                     $   4,026,000
   550,000     New York Times Co. (b)                        5,500,000
                                                         -------------
                                                         $   9,526,000
                                                         -------------
               Total Media                               $  13,410,000
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Annual Report | 10/31/08    19

--------------------------------------------------------------------------------
 Shares                                                     Value
--------------------------------------------------------------------------------
               RETAILING -- 1.2%
               Distributors -- 1.2%
  280,000      Genuine Parts Co. (b)                      $  11,018,000
                                                          -------------
               Total Retailing                            $  11,018,000
--------------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 13.1%
               Packaged Foods & Meats -- 11.9%
  520,000      Campbell Soup Co.                          $  19,734,000
  265,000      General Mills, Inc.                           17,951,100
  522,550      H.J. Heinz Co., Inc.                          22,898,141
  330,000      Hershey Foods Corp.                           12,289,200
  180,000      Kellogg Co.                                    9,075,600
  660,000      Kraft Foods, Inc.                             19,232,400
  100,000      The J.M. Smucker Co. (b)                       4,456,000
                                                          -------------
                                                          $ 105,636,441
--------------------------------------------------------------------------------
               Soft Drinks -- 1.2%
  100,000      Coca-Cola Co.                              $   4,406,000
  116,300      PepsiCo, Inc.                                  6,630,263
                                                          -------------
                                                          $  11,036,263
                                                          -------------
               Total Food, Beverage & Tobacco             $ 116,672,704
--------------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 3.5%
               Household Products -- 3.5%
  188,800      Clorox Co.                                 $  11,480,928
  306,000      Colgate-Palmolive Co.                         19,204,560
                                                          $  30,685,488
                                                          -------------
               Total Household & Personal Products        $  30,685,488
--------------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 6.0%
               Pharmaceuticals -- 6.0%
  306,600      Abbott Laboratories                        $  16,908,990
  180,000      Eli Lilly & Co.                                6,087,600
  419,700      Merck & Co., Inc.                             12,989,715
1,000,000      Pfizer, Inc.                                  17,710,000
                                                          -------------
                                                          $  53,696,305
                                                          -------------
               Total Pharmaceuticals & Biotechnology      $  53,696,305
--------------------------------------------------------------------------------
               BANKS -- 6.4%
               Diversified Banks -- 4.1%
  718,700      U.S. Bancorp (b)                           $  21,424,447
  431,324      Wells Fargo & Co. (b)                         14,686,582
                                                          -------------
                                                          $  36,111,029
--------------------------------------------------------------------------------
               Regional Banks -- 2.3%
  175,000      SunTrust Banks, Inc. (b)                   $   7,024,500
  700,000      Whitney Holding Corp. (b)                     13,300,000
                                                          -------------
                                                          $  20,324,500
                                                          -------------
               Total Banks                                $  56,435,529
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer Equity Income Fund | Annual Report | 10/31/08

--------------------------------------------------------------------------------
 Shares                                                    Value
--------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 3.5%
               Asset Management & Custody Banks -- 1.7%
  100,000      Northern Trust Corp.                      $   5,631,000
  250,000      T. Rowe Price Associates, Inc. (b)            9,885,000
                                                         -------------
                                                         $  15,516,000
--------------------------------------------------------------------------------
               Other Diversified Financial Services -- 1.8%
  650,000      Bank of America Corp. (b)                 $  15,710,500
                                                         -------------
               Total Diversified Financials              $  31,226,500
--------------------------------------------------------------------------------
               INSURANCE -- 3.6%
               Life & Health Insurance -- 0.7%
  351,484      Lincoln National Corp.                    $   6,059,584
--------------------------------------------------------------------------------
               Property & Casualty Insurance -- 2.9%
  410,200      Chubb Corp.                               $  21,256,564
  100,000      The Travelers Co., Inc.                       4,255,000
                                                         -------------
                                                         $  25,511,564
                                                         -------------
               Total Insurance                           $  31,571,148
--------------------------------------------------------------------------------
               REAL ESTATE -- 3.1%
               Residential Real Estate Investment Trusts -- 0.9%
  230,000      Equity Residential Property Trust (b)     $   8,033,900
--------------------------------------------------------------------------------
               Retail Real Estate Investment Trusts -- 1.0%
  200,000      Cedar Shopping Centers, Inc.              $   1,912,000
  300,000      Kimco Realty Corp. (b)                        6,774,000
                                                         -------------
                                                         $   8,686,000
--------------------------------------------------------------------------------
               Specialized Real Estate Investment Trusts -- 1.2%
  300,000      Plum Creek Timber Co., Inc. (b)           $  11,184,000
                                                         -------------
               Total Real Estate                         $  27,903,900
--------------------------------------------------------------------------------
               SEMICONDUCTORS -- 2.1%
               Semiconductor Equipment -- 0.7%
  470,000      Applied Materials, Inc.                   $   6,067,700
--------------------------------------------------------------------------------
               Semiconductors -- 1.4%
  500,000      Microchip Technology, Inc. (b)            $  12,315,000
                                                         -------------
               Total Semiconductors                      $  18,382,700
--------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 4.3%
               Integrated Telecommunication Services -- 4.3%
  393,600      AT&T Corp.                                $  10,536,672
  100,000      Embarq Corp.                                  3,000,000
1,000,000      Frontier Communications Corp. (b)             7,610,000
  339,584      Verizon Communications, Inc.                 10,075,457
  890,847      Windstream Corp.                              6,690,261
                                                         -------------
                                                         $  37,912,390
                                                         -------------
               Total Telecommunication Services          $  37,912,390
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Annual Report | 10/31/08    21

--------------------------------------------------------------------------------
 Shares                                                    Value
--------------------------------------------------------------------------------
               UTILITIES -- 15.1%
               Electric Utilities -- 4.3%
   740,000     Duke Energy Corp. (b)                     $ 12,121,200
   200,000     Edison International                         7,118,000
    66,600     Firstenergy Corp.                            3,473,856
   120,900     PPL Corp.                                    3,967,938
   340,000     Southern Co.                                11,675,600
                                                         ------------
                                                         $ 38,356,594
--------------------------------------------------------------------------------
               Gas Utilities -- 5.6%
   326,500     AGL Resources, Inc. (b)                   $  9,925,600
   460,000     Equitable Resources, Inc.                   15,966,600
   693,200     Questar Corp.                               23,887,672
                                                         ------------
                                                         $ 49,779,872
--------------------------------------------------------------------------------
               Multi-Utilities -- 5.2%
   530,000     NSTAR                                     $ 17,516,500
   529,000     PG&E Corp. (b)                              19,398,430
   314,600     Public Service Enterprise Group, Inc.        8,855,990
                                                         ------------
                                                         $ 45,770,920
                                                         ------------
               Total Utilities                           $133,907,386
--------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $896,557,742)                       $881,054,707
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Principal
Amount
--------------------------------------------------------------------------------
                 TEMPORARY CASH INVESTMENTS -- 13.5%
                 Security Lending Collateral -- 13.5% (c)
                 Certificates of Deposit:
$ 2,653,274      Abbey National Plc, 3.15%, 8/13/09                $    2,653,274
  2,653,274      Banco Santander NY, 3.09%, 12/22/08                    2,653,274
    960,461      Bank of Scotland NY, 2.89%, 11/4/08                      960,461
  1,596,767      Bank of Scotland NY, 2.96%, 11/3/08                    1,596,767
  4,250,041      Bank of Scotland NY, 3.01%, 6/5/09                     4,250,041
  2,653,274      Bank of Scotland NY, 3.06%, 3/5/09                     2,653,274
  4,790,300      Barclays Bank, 2.85%, 5/27/09                          4,790,300
    528,254      Calyon NY, 4.62%, 1/16/09                                528,254
    312,150      Calyon NY, 4.62%, 1/16/09                                312,150
  5,318,553      CBA, 4.87%, 7/16/09                                    5,318,553
  4,790,300      DNB NOR Bank ASA NY, 3.04%, 6/5/09                     4,790,300
  4,874,341      Intesa SanPaolo S.p.A., 2.88%, 5/22/09                 4,874,341
  4,790,300      New York Life Global, 2.99%, 9/4/09                    4,790,300
    252,121      NORDEA NY, 3.68%, 12/1/08                                252,121
    312,150      NORDEA NY, 4.13%, 4/9/09                                 312,150
  3,985,914      Royal Bank of Canada NY, 3.0%, 8/7/09                  3,985,914
    528,254      Skandinavian Enskilda Bank NY, 2.79%, 2/13/09            528,254
  5,318,554      Societe Generale, 3.29%, 9/4/09                        5,318,554

The accompanying notes are an integral part of these financial statements.

22    Pioneer Equity Income Fund | Annual Report | 10/31/08

-----------------------------------------------------------------------------------
Principal
Amount
-----------------------------------------------------------------------------------
                  Certificates of Deposit -- (continued):
$4,790,300        Svenska Bank NY, 4.61%, 7/8/09                     $   4,790,300
5,318,554         U.S. Bank NA, 2.91%, 8/24/09                           5,318,554
                                                                     --------------
                                                                     $  60,677,136
-----------------------------------------------------------------------------------
                  Commercial Paper:
5,222,508         American Honda Finance Corp., 4.95%, 7/14/09       $   5,222,508
2,653,274         Bank of Nova Scotia, 3.14%, 5/5/09                     2,653,274
  504,242         BBVA U.S., 2.83%, 3/12/09                                504,242
  528,254         MetLife, Inc., 2.7%, 11/3/08                             528,254
1,596,767         John Deere Capital Corp., 2.82%, 12/12/08              1,596,767
5,318,553         Monumental Global Funding, Ltd., 3.2%, 8/17/09         5,318,553
5,306,548         HSBC Bank, Inc., 3.2%, 8/14/09                         5,306,548
2,389,147         General Electric Capital Corp., 4.25%, 1/5/09          2,389,147
2,653,274         General Electric Capital Corp., 2.86%, 3/16/09         2,653,274
2,653,274         CME Group, Inc., 3.0%, 8/6/09                          2,653,274
  984,473         IBM, 2.85%, 2/13/09                                      984,473
2,653,274         IBM, 3.03%, 9/25/09                                    2,653,274
4,790,300         MetLife Global Funding, 3.19%, 6/12/09                 4,790,300
4,514,168         Westpac Banking Corp., 2.34%, 6/1/09                   4,514,168
                                                                     --------------
                                                                     $  41,768,056
-----------------------------------------------------------------------------------
                  Tri-party Repurchase Agreements:
10,637,108        ABN Amro, 0.2%, 11/3/08                            $  10,637,108
 1,296,623        Barclays Capital Markets, 0.2%, 11/3/08                1,296,623
                                                                     --------------
                                                                     $  11,933,731
-----------------------------------------------------------------------------------
                  Money Market Mutual Fund:
 5,318,554        JP Morgan, U.S. Government Money Market Fund       $   5,318,554
-----------------------------------------------------------------------------------
                  Other:
  360,173         ABS CFAT 2008-A A1, 3.005%, 4/27/09                $     360,173
                                                                     --------------
                                                                     $ 120,057,650
-----------------------------------------------------------------------------------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $120,057,650)                                $ 120,057,650
-----------------------------------------------------------------------------------
                  TOTAL INVESTMENT IN SECURITIES -- 112.7%
                  (Cost $1,016,615,392) (a)                          $1,001,112,357
-----------------------------------------------------------------------------------
                  OTHER ASSETS AND LIABILITIES -- (12.7)%            $(113,111,990)
-----------------------------------------------------------------------------------
                  TOTAL NET ASSETS -- 100.0%                         $ 888,000,367
===================================================================================

(A.D.R.)   American Depositary Receipt

* Investment held by the fund representing 5% or more of the outstanding voting stock of such company.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Annual Report | 10/31/08    23

(a) At October 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $1,006,252,117 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $ 175,092,987
                                                                                   -------------
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (180,232,747)
                                                                                   -------------
       Net unrealized loss                                                         $  (5,139,760)
                                                                                   =============

(b)  At October 31, 2008, the following securities were out on loan:


----------------------------------------------------------------------------
    Shares         Description                              Value
----------------------------------------------------------------------------
     131,900     AGL Resources, Inc.                      $  4,009,760
      52,700     Bank of America Corp.                       1,273,759
      85,700     Compass Minerals International, Inc.        4,707,501
     395,700     Duke Energy Corp.                           6,481,566
      53,700     Equity Residential Property Trust           1,875,741
     224,900     Frontier Communications Corp.               1,711,489
      83,500     Genuine Parts Co.                           3,285,725
     160,100     Gorman-Rupp Co.*                            5,035,145
     236,000     Illinois Tool Works, Inc.                   7,880,040
      99,000     The J.M. Smucker Co.                        4,411,440
     290,000     Kimco Realty Corp.                          6,548,200
      15,900     Liberty Property Trust**                      348,210
       3,100     McDonald's Corp.                              179,583
     494,500     Microchip Technology                       12,179,535
     227,500     Mine Safety Appliances Co.                  6,142,500
     544,400     New York Times Co.                          5,444,000
      79,500     PG&E Corp.                                  2,915,265
     128,800     Plum Creek Timber Co., Inc.                 4,801,664
      49,400     SunTrust Banks, Inc.                        1,982,916
      98,900     T. Rowe Price Associates, Inc.              3,910,506
     145,900     Teck Cominco, Ltd. (Class B)                1,431,279
     129,000     U.S. Bancorp                                3,845,490
      50,700     VF Corp.                                    2,793,570
       1,500     Valspar Corp.                                  30,675
     374,000     Wells Fargo & Co.                          12,734,700
     680,900     Whitney Holding Corp.                      12,937,100
----------------------------------------------------------------------------
                 Total                                    $118,897,359
============================================================================

**   Indicates a pending sale.

(c)  Security lending collateral is managed by Credit Suisse.


Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2008 aggregated $221,423,558 and $337,294,209, respectively.


The accompanying notes are an integral part of these financial statements.

24    Pioneer Equity Income Fund | Annual Report | 10/31/08

Statement of Assets and Liabilities | 10/31/08


ASSETS:
  Investment in securities of unaffiliated issuers, at value
   (including securities loaned of $118,897,359)
   (cost $1,008,708,912)                                              $ 970,033,624
  Investment in securities of affiliated issuers, at value
   (cost $7,906,480)                                                     31,078,733
------------------------------------------------------------------------------------
   Total Investment in securities, at value (cost $1,016,615,392)     $1,001,112,357
  Receivables --
   Investment securities sold                                             7,843,290
   Fund shares sold                                                       1,545,259
   Dividends                                                              1,709,206
  Other                                                                      60,466
------------------------------------------------------------------------------------
     Total assets                                                     $1,012,270,578
------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                            $   2,274,919
   Upon return of securities loaned                                     120,057,650
  Due to bank                                                             1,612,732
  Due to affiliates                                                         210,727
  Accrued expenses                                                          114,183
------------------------------------------------------------------------------------
     Total liabilities                                                $ 124,270,211
------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                     $ 938,279,876
  Undistributed net investment income                                    10,363,275
  Accumulated net realized loss on investments                          (45,139,749)
  Net unrealized loss on investments                                    (15,503,035)
------------------------------------------------------------------------------------
     Total net assets                                                 $ 888,000,367
------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $639,387,850/30,041,488 shares)                   $       21.28
  Class B (based on $66,529,730/3,146,882 shares)                     $       21.14
  Class C (based on $88,291,106/4,195,585 shares)                     $       21.04
  Class R (based on $64,559,135/3,010,092 shares)                     $       21.45
  Class Y (based on $29,157,049/1,361,527 shares)                     $       21.41
  Class Z (based on $75,497/3,544 shares)                             $       21.30
MAXIMUM OFFERING PRICE:
  Class A ($21.28 [divided by] 94.25%)                                $       22.58
====================================================================================


The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Annual Report | 10/31/08    25

Statement of Operations

For the Year Ended 10/31/08



INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $66,900)
   (including income from affiliated issuers of $395,278)     $43,661,672
  Interest                                                         15,982
  Income from securities loaned, net                            1,399,723
----------------------------------------------------------------------------------------------
     Total investment income                                                   $  45,077,377
----------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                             $ 7,155,055
  Transfer agent fees and expenses
   Class A                                                      1,611,826
   Class B                                                        291,648
   Class C                                                        244,344
   Class R                                                        111,651
   Class Y                                                          6,714
   Class Z                                                             78
  Distribution fees
   Class A                                                      2,170,549
   Class B                                                      1,016,393
   Class C                                                      1,271,890
   Class R                                                        363,663
  Administrative fees                                             268,315
  Custodian fees                                                   42,780
  Registration fees                                               154,479
  Professional fees                                                97,606
  Printing expense                                                 77,129
  Fees and expenses of nonaffiliated trustees                      38,763
  Miscellaneous                                                   218,409
----------------------------------------------------------------------------------------------
     Total expenses                                                            $  15,141,292
     Less fees paid indirectly                                                       (41,732)
----------------------------------------------------------------------------------------------
     Net expenses                                                              $  15,099,560
----------------------------------------------------------------------------------------------
       Net investment income                                                   $  29,977,817
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                             $ (46,325,098)
----------------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                                 $(386,285,177)
----------------------------------------------------------------------------------------------
  Net loss on investments                                                      $(432,610,275)
----------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                         $(402,632,458)
==============================================================================================


The accompanying notes are an integral part of these financial statements.

26    Pioneer Equity Income Fund | Annual Report | 10/31/08

Statements of Changes in Net Assets

For the Years Ended 10/31/08 and 10/31/07, respectively

----------------------------------------------------------------------------------------------
                                                           Year Ended           Year Ended
                                                           10/31/08             10/31/07
----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                      $  29,977,817         $   28,531,087
Net realized gain (loss) on investments                      (46,325,098)            78,019,956
Change in net unrealized gain (loss) on investments         (386,285,177)            11,920,879
-----------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                       $(402,632,458)        $  118,471,922
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.67 and $0.73 per share, respectively)       $ (21,469,714)        $  (22,068,606)
   Class B ($0.44 and $0.44 per share, respectively)          (1,641,787)            (2,017,143)
   Class C ($0.47 and $0.46 per share, respectively)          (2,217,613)            (2,214,658)
   Class R ($0.62 and $0.67 per share, respectively)          (1,604,652)              (931,893)
   Class Y ($0.77 and $0.84 per share, respectively)            (479,297)              (343,399)
   Class Z ($0.76 and $0.22 per share, respectively)              (2,541)                  (644)
Net realized gain:
   Class A ($1.81 and $2.89 per share, respectively)         (58,022,033)           (73,275,075)
   Class B ($1.81 and $2.89 per share, respectively)          (7,250,041)           (13,350,148)
   Class C ($1.81 and $2.89 per share, respectively)          (8,556,663)           (12,274,923)
   Class R ($1.81 and $2.89 per share, respectively)          (3,902,964)            (2,416,852)
   Class Y ($1.81 and $2.89 per share, respectively)            (569,956)            (1,124,943)
   Class Z ($1.81 and $0.00 per share, respectively)              (5,293)                    --
Tax return of capital:
   Class A ($0.06 and $0.00 per share, respectively)          (1,837,869)                    --
   Class B ($0.04 and $0.00 per share, respectively)            (132,551)                    --
   Class C ($0.04 and $0.00 per share, respectively)            (186,558)                    --
   Class R ($0.05 and $0.00 per share, respectively)            (145,254)                    --
   Class Y ($0.07 and $0.00 per share, respectively)             (50,846)                    --
   Class Z ($0.07 and $0.00 per share, respectively)                (236)                    --
-----------------------------------------------------------------------------------------------
     Total distributions to shareowners                    $(108,075,868)        $ (130,018,284)
-----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $ 283,606,912         $  534,233,460
Reinvestment of distributions                                 93,824,570            112,352,076
Cost of shares repurchased                                  (413,610,641)          (375,536,460)
-----------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     Fund share transactions                               $ (36,179,159)        $  271,049,076
-----------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                   $(546,887,485)        $  259,502,714
NET ASSETS:
Beginning of year                                          1,434,887,852          1,175,385,138
-----------------------------------------------------------------------------------------------
End of year                                                $ 888,000,367         $1,434,887,852
-----------------------------------------------------------------------------------------------
Undistributed net investment income                        $  10,363,275         $    8,987,085
===============================================================================================


The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Annual Report | 10/31/08    27

                                     '08 Shares      '08 Amount             '07 Shares     '07 Amount
Class A
Shares sold                            6,473,245     $177,530,067           12,174,216     $403,915,364
Reinvestment of distributions          2,505,107       73,189,535            2,735,415       86,631,034
Less shares repurchased              (11,076,135)    (302,251,218)          (7,845,064)    (258,834,178)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)            (2,097,783)    $(51,531,616)           7,064,567     $231,712,220
=======================================================================================================
Class B
Shares sold                              401,954     $ 10,993,041              794,316     $ 25,972,012
Reinvestment of distributions            247,024        7,200,546              396,433       12,397,850
Less shares repurchased               (1,595,953)     (43,496,226)          (1,770,146)     (57,964,408)
-------------------------------------------------------------------------------------------------------
   Net decrease                         (946,975)    $(25,302,639)            (579,397)    $(19,594,546)
=======================================================================================================
Class C
Shares sold                              717,069     $ 19,582,553            1,459,263     $ 47,538,714
Reinvestment of distributions            255,636        7,411,306              311,971        9,732,776
Less shares repurchased               (1,587,472)     (42,360,145)          (1,175,007)     (38,341,256)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)              (614,767)    $(15,366,286)             596,227     $ 18,930,234
=======================================================================================================
Class R
Shares sold                            1,450,558     $ 40,479,999            1,465,477     $ 49,096,702
Reinvestment of distributions            187,969        5,520,424              101,462        3,246,489
Less shares repurchased                 (645,440)     (17,734,298)            (324,793)     (10,787,236)
-------------------------------------------------------------------------------------------------------
   Net increase                          993,087     $ 28,266,125            1,242,146     $ 41,555,955
=======================================================================================================
Class Y
Shares sold                            1,280,588     $ 35,000,916              229,144     $  7,610,668
Reinvestment of distributions             17,499          502,385               10,765          343,927
Less shares repurchased                 (281,251)      (7,765,475)            (279,975)      (9,609,382)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)             1,016,836     $ 27,737,826              (40,066)    $ (1,654,787)
=======================================================================================================
Class Z
Shares sold                                  719     $     20,336                2,926     $    100,000
Reinvestment of distributions                 14              374                   --               --
Less shares repurchased                     (115)          (3,279)                  --               --
-------------------------------------------------------------------------------------------------------
   Net increase                              618     $     17,431                2,926     $    100,000
=======================================================================================================


The accompanying notes are an integral part of these financial statements.

28    Pioneer Equity Income Fund | Annual Report | 10/31/08

Financial Highlights

--------------------------------------------------------------------------------------------------------------------------------
                                                            Year Ended    Year Ended    Year Ended     Year Ended    Year Ended
                                                            10/31/08      10/31/07      10/31/06       10/31/05      10/31/04
--------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                        $  33.10      $   33.53      $ 29.23       $ 26.91       $ 23.57
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.75      $    0.69      $  0.68       $  0.61       $  0.52
 Net realized and unrealized gain (loss) on investments       (10.03)          2.50         5.36          2.31          3.30
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $  (9.28)     $    3.19      $  6.04       $  2.92       $  3.82
Distributions to shareowners:
 Net investment income                                         (0.67)          (0.73)      (0.66)        (0.60)        (0.48)
 Net realized gain                                             (1.81)          (2.89)      (1.08)           --            --
 Tax return of capital                                         (0.06)             --          --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $ (11.82)     $    (0.43)    $  4.30       $  2.32       $  3.34
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  21.28      $   33.10      $ 33.53       $ 29.23       $ 26.91
================================================================================================================================
Total return*                                                 (29.99)%         10.22%       21.61%        10.87%        16.33%
Ratio of net expenses to average net assets+                    1.11%           1.03%        1.04%         1.06%         1.08%
Ratio of net investment income to average net assets+           2.67%           2.27%        2.27%         2.11%         2.07%
Portfolio turnover rate                                           19%             14%          32%           14%           22%
Net assets, end of period (in thousands)                    $639,388      $1,063,910     $840,640      $668,556      $600,835
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.10%           1.02%        1.03%         1.06%         1.08%
 Net investment income                                          2.68%           2.28%        2.28%         2.11%         2.07%
================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                       Pioneer Equity Income Fund | Annual Report | 10/31/08  29

--------------------------------------------------------------------------------------------------------------------------------
                                                            Year Ended    Year Ended    Year Ended     Year Ended    Year Ended
                                                            10/31/08      10/31/07      10/31/06       10/31/05      10/31/04
--------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                        $  32.88      $ 33.32       $ 29.05       $ 26.75       $ 23.42
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.57      $  0.51       $  0.47       $  0.38       $  0.35
 Net realized and unrealized gain (loss) on investments       (10.02)        2.38          5.26          2.26          3.23
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $  (9.45)     $  2.89       $  5.73       $  2.64       $  3.58
Distributions to shareowners:
 Net investment income                                         (0.44)       (0.44)        (0.38)        (0.34)        (0.25)
 Net realized gain                                             (1.81)       (2.89)        (1.08)           --            --
 Tax return of capital                                         (0.04)          --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $ (11.74)     $  (0.44)     $  4.27       $  2.30       $  3.33
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  21.14      $ 32.88       $ 33.32       $ 29.05       $ 26.75
================================================================================================================================
Total return*                                                 (30.58)%        9.30%        20.55%         9.89%        15.34%
Ratio of net expenses to average net assets+                    1.96%         1.90%         1.91%         1.93%         1.95%
Ratio of net investment income to average net assets+           1.83%         1.42%         1.44%         1.24%         1.21%
Portfolio turnover rate                                           19%           14%           32%           14%           22%
Net assets, end of period (in thousands)                    $ 66,530      $134,618      $155,733      $157,889      $161,275
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.96%         1.89%         1.90%         1.93%         1.95%
 Net investment income                                          1.83%         1.43%         1.45%         1.24%         1.21%
================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

30  Pioneer Equity Income Fund | Annual Report | 10/31/08

--------------------------------------------------------------------------------------------------------------------------------
                                                            Year Ended    Year Ended    Year Ended     Year Ended    Year Ended
                                                            10/31/08      10/31/07      10/31/06       10/31/05      10/31/04
--------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                        $  32.75      $ 33.20       $ 28.96       $ 26.68       $ 23.37
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.55      $  0.46       $  0.45       $  0.38       $  0.29
 Net realized and unrealized gain (loss) on investments        (9.94)        2.44          5.29          2.28          3.29
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $  (9.39)     $  2.90       $  5.74       $  2.66       $  3.58
Distributions to shareowners:
 Net investment income                                         (0.47)       (0.46)        (0.42)        (0.38)        (0.27)
 Net realized gain                                             (1.81)       (2.89)        (1.08)           --            --
 Tax return of capital                                         (0.04)          --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $ (11.71)     $  (0.45)     $  4.24       $  2.28       $  3.31
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  21.04      $ 32.75       $ 33.20       $ 28.96       $ 26.68
================================================================================================================================
Total return*                                                 (30.52)%        9.37%        20.66%         9.98%        15.40%
Ratio of net expenses to average net assets+                    1.87%         1.82%         1.83%         1.86%         1.89%
Ratio of net investment income to average net assets+           1.92%         1.48%         1.49%         1.31%         1.26%
Portfolio turnover rate                                           19%           14%           32%           14%           22%
Net assets, end of period (in thousands)                    $ 88,291      $157,553      $139,915      $121,479      $109,787
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.87%         1.81%         1.82%         1.86%         1.89%
 Net investment income                                          1.92%         1.49%         1.50%         1.31%         1.26%
================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                       Pioneer Equity Income Fund | Annual Report | 10/31/08  31

--------------------------------------------------------------------------------------------------------------------------------
                                                            Year Ended    Year Ended    Year Ended     Year Ended    Year Ended
                                                            10/31/08      10/31/07      10/31/06       10/31/05      10/31/04
--------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                        $  33.34      $ 33.73       $ 29.39       $ 27.08      $ 23.71
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.68      $  0.54       $  0.51       $  0.39      $  0.44
 Net realized and unrealized gain (loss) on investments       (10.09)        2.63          5.51          2.48          3.38
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $  (9.41)     $  3.17       $  6.02       $  2.87      $  3.82
Distributions to shareowners:
 Net investment income                                         (0.62)       (0.67)        (0.60)        (0.56)        (0.45)
 Net realized gain                                             (1.81)       (2.89)        (1.08)           --            --
 Tax return of capital                                         (0.05)          --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $ (11.89)     $  (0.39)      $  4.34       $  2.31      $  3.37
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  21.45      $ 33.34        $ 33.73       $ 29.39      $ 27.08
================================================================================================================================
Total return*                                                 (30.14)%       10.10%        21.41%        10.64%        16.23%
Ratio of net expenses to average net assets+                    1.33%         1.20%         1.23%         1.26%         1.17%
Ratio of net investment income to average net assets+           2.44%         2.07%         2.00%         1.86%         1.98%
Portfolio turnover rate                                           19%           14%           32%           14%           22%
Net assets, end of period (in thousands)                    $ 64,559      $ 67,239       $26,140       $10,213      $  2,072
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.33%         1.19%         1.22%         1.26%         1.17%
 Net investment income                                          2.44%         2.08%         2.01%         1.86%         1.98%
================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

32  Pioneer Equity Income Fund | Annual Report | 10/31/08


--------------------------------------------------------------------------------------------------------------------------------
                                                            Year Ended    Year Ended    Year Ended     Year Ended    Year Ended
                                                            10/31/08      10/31/07      10/31/06       10/31/05      10/31/04
--------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                        $  33.28      $ 33.68       $ 29.35      $ 27.02       $ 23.65
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.67      $  0.91       $  0.73      $  0.63       $  0.67
 Net realized and unrealized gain (loss) on investments        (9.89)        2.42          5.45          2.41          3.29
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $  (9.22)     $  3.33       $  6.18      $  3.04       $  3.96
Distributions to shareowners:
 Net investment income                                         (0.77)       (0.84)        (0.77)       (0.71)        (0.59)
 Net realized gain                                             (1.81)       (2.89)        (1.08)          --            --
 Tax return of capital                                         (0.07)          --            --           --            --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $ (11.87)     $  (0.40)      $  4.33      $  2.33       $  3.37
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  21.41      $ 33.28        $ 33.68      $ 29.35       $ 27.02
================================================================================================================================
Total return*                                                 (29.72)%       10.66%        22.10%        11.31%        16.88%
Ratio of net expenses to average net assets+                    0.72%         0.66%         0.65%         0.66%         0.64%
Ratio of net investment income to average net assets+           3.09%         2.66%         2.61%         2.51%         2.43%
Portfolio turnover rate                                           19%           14%           32%           14%           22%
Net assets, end of period (in thousands)                    $ 29,157      $ 11,471       $12,956      $  6,611      $  4,119
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   0.72%         0.66%         0.65%         0.66%         0.64%
 Net investment income                                          3.09%         2.66%         2.61%         2.51%         2.43%
================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                       Pioneer Equity Income Fund | Annual Report | 10/31/08  33

Financial Highlights


-----------------------------------------------------------------------------------------
                                                           Year Ended       7/6/07 (a)
                                                           10/31/08         to 10/31/07
-----------------------------------------------------------------------------------------
 Class Z
 Net asset value, beginning of period                      $  33.12         $  34.18
-----------------------------------------------------------------------------------------
 Net increase (decrease) from investment operations:
  Net investment income                                    $   0.80         $   0.24
  Net realized and unrealized loss on investments             (9.98)           (1.08)
-----------------------------------------------------------------------------------------
    Net decrease from investment operations                $  (9.18)        $  (0.84)
 Distributions to shareowners:
  Net investment income                                       (0.76)           (0.22)
  Net realized gain                                           (1.81)              --
  Tax return of capital                                       (0.07)              --
-----------------------------------------------------------------------------------------
 Net decrease in net asset value                           $ (11.82)        $  (1.06)
-----------------------------------------------------------------------------------------
 Net asset value, end of period                            $  21.30         $  33.12
=========================================================================================
 Total return*                                               (29.75)%          (2.46)%(b)
 Ratio of net expenses to average net assets+                  0.76%            0.67%**
 Ratio of net investment income to average net assets+         3.03%            2.26%**
 Portfolio turnover rate                                         19%              14%(b)
 Net assets, end of period (in thousands)                  $     75         $     97
 Ratios with reduction for fees paid indirectly:
  Net expenses                                                 0.76%            0.67%**
  Net investment income                                        3.03%            2.26%**
=========================================================================================

(a)  Class Z shares were first publicly offered on July 6, 2007.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

34    Pioneer Equity Income Fund | Annual Report | 10/31/08

Notes to Financial Statements | 10/31/08

1. Organization and Significant Accounting Policies

Pioneer Equity Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

The Fund offers six classes of shares -- Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class Z shares were first publicly offered on July 6, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y and Class Z shareowners.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. The Fund's prospectuses (unaudited) contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal investment risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal


                     Pioneer Equity Income Fund | Annual Report | 10/31/08    35
     exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At October 31, 2008, there were no securities fair valued. Temporary cash investments are valued at cost, which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its share-owners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     At October 31, 2008, the Fund had a net capital loss carryforward of $45,139,749, which will expire in 2016 if not utilized.

     At October 31, 2008, the Fund has reclassified $2,353,314 to decrease paid in capital, $1,167,291 to increase undistributed net investment income and $1,186,023 to decrease accumulated net realized loss on investments and foreign currency transactions to reflect permanent book/tax differences. The


36    Pioneer Equity Income Fund | Annual Report | 10/31/08
     reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     The tax character of distributions paid during the years ended October 31, 2008 and October 31, 2007 was as follows:


--------------------------------------------------------------
                                        2008              2007
--------------------------------------------------------------
Distributions paid from:
Ordinary income                 $ 27,415,604      $ 30,337,537
Long-term capital gain            78,306,950        99,680,747
--------------------------------------------------------------
                                $105,722,554      $130,018,284
Return of capital                  2,353,314                --
--------------------------------------------------------------
   Total                        $108,075,868      $130,018,284
==============================================================

     The following shows the components of distributable earnings on a federal income tax basis at October 31, 2008:


--------------------------------------------------------------
                                                 2008
--------------------------------------------------------------
Distributable earnings:
Undistributed ordinary income          $          --
Capital loss carryforward                (45,139,749)
Unrealized depreciation                   (5,139,760)
----------------------------------------------------------
   Total                               $ (50,279,509)
==========================================================

     The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax basis adjustments on partnerships and REIT holdings.


C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (Uni-Credit) earned approximately $86,917 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2008.


D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at their Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Class Y and Class Z shares are not subject to a distribution plan (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the


                     Pioneer Equity Income Fund | Annual Report | 10/31/08    37
     number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R, Class Y and Class Z shares can bear different transfer agent and distribution expense rates.


E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in cash equivalent investments. Securities lending collateral is managed by Credit Suisse.


2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% of the excess over $10 billion. For the year ended October 31, 2008, the net management fee was equivalent to 0.60% of the average daily net assets.

Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce Class Z expenses to 0.85% of the average daily net


38    Pioneer Equity Income Fund | Annual Report | 10/31/08
assets attributable to Class Z shares. This expense limitation is in effect through March 1, 2012 for Class Z shares.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $15,032 in management fees, administrative costs and certain other services payable to PIM at October 31, 2008.


3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $185,187 in transfer agent fees payable to PIMSS at October 31, 2008.


4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan, Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Effective February 1, 2008, under the Class A Plan, the Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Prior to February 1, 2008, PFD was reimbursed under the Plan of Distribution for distribution expenses in an amount of up to 0.25% of the average daily net assets attributes to Class A shares. Pursuant to the Class B and Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $10,508 in distribution fees payable to PFD at October 31, 2008.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans in reimbursement for actual expenditures.

In addition, redemptions of Class A, Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be


                     Pioneer Equity Income Fund | Annual Report | 10/31/08    39
imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchases. Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2008, CDSCs in the amount of $224,639 were paid to PFD.


5.   Commission Recapture and Expense Offset Arrangements

Effective July 15, 2005, the Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the year ended October 31, 2008, expenses were not reduced under this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2008, the Fund's expenses were reduced by $41,732 under such arrangements.


6.   Line Of Credit Facility

The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended October 31, 2008, the Fund had no borrowings under this agreement.


7.   Affiliated Companies

The Fund's investments in certain companies exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the year ended October 31, 2008:


---------------------------------------------------------------------------------------------------------
                    Beginning                      Corporate                    Ending
                    Balance         Purchases      Actions        Dividend      Balance
Affiliates          (shares)        (shares)       (shares)       Income        (shares)     Value
---------------------------------------------------------------------------------------------------------
Gorman-Rupp Co.      790,557        --             197,638        $395,278      988,195      $31,078,733

40    Pioneer Equity Income Fund | Annual Report | 10/31/08

8.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


                     Pioneer Equity Income Fund | Annual Report | 10/31/08    41

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners of
Pioneer Equity Income Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Equity Income Fund (the "Fund"), including the schedule of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Equity Income Fund at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
December 19, 2008

42    Pioneer Equity Income Fund | Annual Report | 10/31/08

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended October 31, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2008 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 100%.

Effective January 1, 2008, the fund may invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The fund will not invest more than 5% of its total assets in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent the fund invests significantly in one region or country. These risks may include:

o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

o Many non-U.S. markets are smaller, less liquid and more volatile. Pioneer may not be able to sell the fund's portfolio securities at times, in amounts and at prices it considers reasonable

o Adverse effect of currency exchange rates or controls on the value of the fund's investments or its ability to convert non-U.S. currencies to U.S. dollars

o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

o Economic, political and social developments may adversely affect the securities markets

o    Withholding and other non-U.S. taxes may decrease the fund's return

                     Pioneer Equity Income Fund | Annual Report | 10/31/08    43

Results of Shareholder Meeting (unaudited)

At a special meeting held on May 13, 2008, and adjourned to June 19, 2008 with respect to certain proposals, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders follows:


-----------------------------------------------------------------------------------------
                                                                            Broker
                          For               Withhold        Abstain         Non-Votes
-----------------------------------------------------------------------------------------
Proposal 1 -- To elect Trustees
 John F. Cogan, Jr.       24,696,106.806    425,139.040     15,507.928      0.000
 Daniel K. Kingsbury      24,739,574.419    381,671.428     15,507.928      0.000
 David R. Bock            24,738,135.243    383,110.604     15,507.928      0.000
 Mary K. Bush             24,632,604.722    488,641.124     15,507.928      0.000
 Benjamin M. Friedman     24,635,294.942    485,950.904     15,507.928      0.000
 Margaret B.W. Graham     24,635,476.641    485,769.206     15,507.928      0.000
 Thomas J. Perna          24,727,092.438    394,153.408     15,507.928      0.000
 Marguerite A. Piret      24,618,705.073    502,540.773     15,507.928      0.000
 Stephen K. West          24,694,850.665    426,395.181     15,507.928      0.000
 John Winthrop            24,715,730.200    405,515.646     15,507.928      0.000


------------------------------------------------------------------------------------------------
                                                                                  Broker
                             For                Against          Abstain          Non-Votes
------------------------------------------------------------------------------------------------
Proposal 2 -- To approve an
amendment to the
Declaration of Trust         17,308,381.033     781,978.802      663,211.911      5,976,232.000


------------------------------------------------------------------------------------------------
                                                                                     Broker
                                 For                Against          Abstain         Non-Votes
------------------------------------------------------------------------------------------------
Proposal 3A -- To approve
changes to the Fund's
fundamental investment
policy relating to borrowing
money                            17,124,691.165     1,014,559.190    614,321.391     5,976,232.000
Proposal 3B -- To approve
changes to the Fund's
fundamental investment
policy relating to
underwriting                     17,253,709.067       845,882.815    653,979.864     5,976,232.000
Proposal 3C -- To approve
changes to the Fund's
fundamental investment
policy relating to lending       17,206,884.077       898,704.564    647,983.105     5,976,232.000
Proposal 3D -- To approve
changes to the Fund's
fundamental investment
policy relating to issuing
senior securities                17,230,714.478       766,377.474    756,479.794     5,976,232.000
Proposal 3E -- To approve
changes to the Fund's
fundamental investment
policy relating to real estate   17,088,435.400       870,655.107    794,481.239     5,976,232.000

44    Pioneer Equity Income Fund | Annual Report | 10/31/08

------------------------------------------------------------------------------------------------
                                                                                     Broker
                                 For                Against          Abstain         Non-Votes
------------------------------------------------------------------------------------------------
Proposal 3F -- To approve
changes to the Fund's
fundamental investment
policy relating to
commodities                      17,166,246.924       930,047.895    657,276.926     5,976,232.000
Proposal 3G -- To approve
changes to the Fund's
fundamental investment
policy relating to
concentration                    17,214,060.652       870,549.605    668,961.489     5,976,232.000
Proposal 3H -- To approve
changes to the Fund's
fundamental investment
policy relating to
diversification.                 16,870,849.979       730,505.425    556,793.370     6,978,605.000
Proposal 3I -- To approve
the conversion of the Fund's
investment objective from
fundamental to non-
fundamental                      16,812,171.763     1,258,226.190    683,173.792     5,976,232.000
Proposal 3O -- To approve
changes to the Fund's
fundamental investment
policies relating to pledging
or guaranteeing assets           17,092,620.296     1,017,035.684    643,915.766     5,976,232.000


------------------------------------------------------------------------------------------------
                                                                                Broker
                             For                Against          Abstain        Non-Votes
------------------------------------------------------------------------------------------------
Proposal 4 -- To approve an
Amended and Restated
Management Agreement
with PIM                     16,991,106.405     612,585.619      554,456.750    6,978,605.000


--------------------------------------------------------------------------------------------------------
                                                                                        Broker
                                For                 Against            Abstain          Non-Votes
--------------------------------------------------------------------------------------------------------
Proposal 5 -- To approve a
policy allowing appointment
of unaffiliated sub-advisors
and amendments to sub-
advisory agreements without
shareholder approval           16,846,445.280       1,288,442.317      618,684.148      5,976,232.000



                     Pioneer Equity Income Fund | Annual Report | 10/31/08    45

Approval of Investment Advisory Agreement (unaudited)

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to


46    Pioneer Equity Income Fund | Annual Report | 10/31/08
the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one and five year periods ended June 30, 2007 and in the first quintile of its Morningstar category for the three year period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by


                     Pioneer Equity Income Fund | Annual Report | 10/31/08    47
the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the second quintile relative to its Strategic Insight peer group.

The Trustees also reviewed management fees charged by PIM to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in some instances the fee rates for those separate accounts were lower than the management fees for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients, including oversight of the Fund's other service providers, regulatory compliance and other services.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the investment performance of the Fund.


Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.


48    Pioneer Equity Income Fund | Annual Report | 10/31/08

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.


Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.


                     Pioneer Equity Income Fund | Annual Report | 10/31/08    49

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. West) serves as a Trustee of each of the 76 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as Trustee of 33 of the 76 Pioneer Funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


50    Pioneer Equity Income Fund | Annual Report | 10/31/08

Interested Trustees

------------------------------------------------------------------------------------------------------------------------------------
                          Position Held          Length of Service          Principal Occupation                Other Directorships
Name and Age              with the Fund          and Term of Office         During Past Five Years              Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (82)*  Chairman of the Board, Trustee since 1990.        Deputy Chairman and a Director of   None
                          Trustee and President  Serves until a successor   Pioneer Global Asset Management
                                                 trustee is elected or      S.p.A. ("PGAM"); Non-Executive
                                                 earlier retirement or      Chairman and a Director of Pioneer
                                                 removal.                   Investment Management USA Inc.
                                                                            ("PIM-USA"); Chairman and a
                                                                            Director of Pioneer; Chairman and
                                                                            Director of Pioneer Institutional
                                                                            Asset Management, Inc. (since
                                                                            2006); Director of Pioneer
                                                                            Alternative Investment Management
                                                                            Limited (Dublin); President and a
                                                                            Director of Pioneer Alternative
                                                                            Investment Management (Bermuda)
                                                                            Limited and affiliated funds;
                                                                            Director of PIOGLOBAL Real Estate
                                                                            Investment Fund (Russia) (until
                                                                            June 2006); Director of Nano-C,
                                                                            Inc. (since 2003); Director of
                                                                            Cole Management Inc. (since 2004);
                                                                            Director of Fiduciary Counseling,
                                                                            Inc.; President and Director of
                                                                            Pioneer Funds Distributor, Inc.
                                                                            ("PFD") (until May 2006);
                                                                            President of all of the Pioneer
                                                                            Funds; and Of Counsel, Wilmer
                                                                            Cutler Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (50)* Trustee and Executive  Trustee since March        Director, CEO and President of      None
                          Vice President         2007. Serves until a       Pioneer Investment Management USA
                                                 successor trustee is       Inc. (since February 2007);
                                                 elected or earlier         Director and President of Pioneer
                                                 retirement or removal.     Investment Management, Inc. and
                                                                            Pioneer Institutional Asset
                                                                            Management, Inc. (since February
                                                                            2007); Executive Vice President of
                                                                            all of the Pioneer Funds (since
                                                                            March 2007); Director of Pioneer
                                                                            Global Asset Management S.p.A.
                                                                            (since April 2007); Head of New
                                                                            Markets Division, Pioneer Global
                                                                            Asset Management S.p.A. (2000 --
                                                                            2007)
------------------------------------------------------------------------------------------------------------------------------------
*    Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.


                       Pioneer Equity Income Fund | Annual Report | 10/31/08  51

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
                     Position Held      Length of Service           Principal Occupation                Other Directorships
Name and Age         with the Fund      and Term of Office          During Past Five Years              Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (64)   Trustee            Trustee since 2005.         Executive Vice President and        Director of Enterprise
                                        Serves until a successor    Chief Financial Officer, I-trax,    Community Investment, Inc.
                                        trustee is elected or       Inc. (publicly traded health care   (privately-held affordable
                                        earlier retirement or       services company) (2004 -- 2007);   housing finance company);
                                        removal.                    Partner, Federal City Capital       and Director of New York
                                                                    Advisors (boutique merchant bank)   Mortgage Trust (publicly
                                                                    (1997 to 2004 and 2008 --           traded mortgage REIT)
                                                                    present); and Executive Vice
                                                                    President and Chief Financial
                                                                    Officer, Pedestal Inc.
                                                                    (internet-based mortgage trading
                                                                    company) (2000 -- 2002)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (60)    Trustee            Trustee since 1997.         President, Bush International,      Director of Marriott
                                        Serves until a successor    LLC (international financial        International, Inc.;
                                        trustee is elected or       advisory firm)                      Director of Discover
                                        earlier retirement or                                           Financial Services (credit
                                        removal.                                                        card issuer and electronic
                                                                                                        payment services); Director
                                                                                                        of Briggs & Stratton Co.
                                                                                                        (engine manufacturer);
                                                                                                        Director of UAL Corporation
                                                                                                        (airline holding company);
                                                                                                        Director of Mantech
                                                                                                        International Corporation
                                                                                                        (national security, defense,
                                                                                                        and intelligence technology
                                                                                                        firm); and Member, Board of
                                                                                                        Governors, Investment
                                                                                                        Company Institute
------------------------------------------------------------------------------------------------------------------------------------

52  Pioneer Equity Income Fund | Annual Report | 10/31/08

------------------------------------------------------------------------------------------------------------------------------------
                           Position Held   Length of Service          Principal Occupation                Other Directorships
Name and Age               with the Fund   and Term of Office         During Past Five Years              Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (64)  Trustee         Trustee since May,         Professor, Harvard University       Trustee, Mellon
                                           2008. Serves until a                                           Institutional Funds
                                           successor trustee is                                           Investment Trust and
                                           elected or earlier                                             Mellon Institutional Funds
                                           retirement or removal.                                         Master Portfolio (oversees
                                                                                                          17 portfolios in fund
                                                                                                          complex)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (61)  Trustee         Trustee since 1990.        Founding Director, Vice President   None
                                           Serves until a successor   and Corporate Secretary, The
                                           trustee is elected or      Winthrop Group, Inc. (consulting
                                           earlier retirement or      firm); and Desautels Faculty of
                                           removal.                   Management, McGill University
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)       Trustee         Trustee since 2006.        Chief Executive Officer,            None
                                           Serves until a successor   Quadriserv, Inc. (2008 --
                                           trustee is elected or      present) (technology products for
                                           earlier retirement or      securities lending industry);
                                           removal.                   Private investor (2004 -- 2008);
                                                                      and Senior Executive Vice
                                                                      President, The Bank of New York
                                                                      (financial and securities
                                                                      services) (1986 -- 2004)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (60)   Trustee         Trustee since 1990.        President and Chief Executive       Director of New America
                                           Serves until a successor   Officer, Newbury, Piret &           High Income Fund, Inc.
                                           trustee is elected or      Company, Inc. (investment banking   (closed-end investment
                                           earlier retirement or      firm)                               company)
                                           removal.
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (80)       Trustee         Trustee since 1993.        Senior Counsel, Sullivan &          Director, The Swiss
                                           Serves until a successor   Cromwell LLP (law firm)             Helvetia Fund, Inc.
                                           trustee is elected or                                          (closed-end investment
                                           earlier retirement or                                          company)
------------------------------------------------------------------------------------------------------------------------------------



                       Pioneer Equity Income Fund | Annual Report | 10/31/08  53

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
                           Position Held   Length of Service          Principal Occupation                Other Directorships
Name and Age               with the Fund   and Term of Office         During Past Five Years              Held by this Officer
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (60)   Secretary       Since 2003. Serves at      Secretary of PIM-USA; Senior Vice   None
                                           the discretion of the      President -- Legal of Pioneer;
                                           Board.                     Secretary/Clerk of most of
                                                                      PIM-USA's subsidiaries; and
                                                                      Secretary of all of the Pioneer
                                                                      Funds since September 2003
                                                                      (Assistant Secretary from
                                                                      November 2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)  Assistant      Since 2003. Serves at      Associate General Counsel of        None
                            Secretary      the discretion of the      Pioneer since January 2008 and
                                           Board.                     Assistant Secretary of all of the
                                                                      Pioneer Funds since September
                                                                      2003; Vice President and Senior
                                                                      Counsel of Pioneer from July 2002
                                                                      to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)        Treasurer      Since March 2008.          Vice President -- Fund              None
                                           Serves at the discretion   Accounting, Administration and
                                           of the Board.              Controllership Services of
                                                                      Pioneer; and Treasurer of all of
                                                                      the Pioneer Funds since March
                                                                      2008; Deputy Treasurer of Pioneer
                                                                      from March 2004 to February 2008;
                                                                      Assistant Treasurer of all of the
                                                                      Pioneer Funds from March 2004 to
                                                                      February 2008; and Treasurer and
                                                                      Senior Vice President, CDC IXIS
                                                                      Asset Management Services from
                                                                      2002 to 2003
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (43)       Assistant      Since 2000. Serves at      Assistant Vice President -- Fund    None
                            Treasurer      the discretion of the      Accounting, Administration and
                                           Board.                     Controllership Services of
                                                                      Pioneer; and Assistant Treasurer
                                                                      of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (50)          Assistant      Since 2002. Serves at      Fund Accounting Manager -- Fund     None
                            Treasurer      the discretion of the      Accounting, Administration and
                                           Board.                     Controllership Services of
                                                                      Pioneer; and Assistant Treasurer
                                                                      of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

54  Pioneer Equity Income Fund | Annual Report | 10/31/08

------------------------------------------------------------------------------------------------------------------------------------
                             Position Held   Length of Service          Principal Occupation                Other Directorships
Name and Age                 with the Fund   and Term of Office         During Past Five Years              Held by this Officer
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (34)  Assistant       Since 2003. Serves at      Fund Administration Manager --      None
                             Treasurer       the discretion of the      Fund Accounting, Administration
                                             Board.                     and Controllership Services since
                                                                        June 2003 and Assistant Treasurer
                                                                        of all of the Pioneer Funds since
                                                                        September 2003; Assistant Vice
                                                                        President -- Mutual Fund
                                                                        Operations of State Street
                                                                        Corporation from June 2002 to June
                                                                        2003 (formerly Deutsche Bank Asset
                                                                        Management)
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (49)       Chief           Since January 2007.        Chief Compliance Officer of         None
                             Compliance      Serves at the discretion   Pioneer since December 2006 and of
                             Officer         of the Board.              all the Pioneer Funds since
                                                                        January 2007; Vice President and
                                                                        Compliance Officer, MFS Investment
                                                                        Management (August 2005 to
                                                                        December 2006); Consultant,
                                                                        Fidelity Investments (February
                                                                        2005 to July 2005); Independent
                                                                        Consultant (July 1997 to February
                                                                        2005)
------------------------------------------------------------------------------------------------------------------------------------



                       Pioneer Equity Income Fund | Annual Report | 10/31/08  55

                            This page for your notes.

56    Pioneer Equity Income Fund | Annual Report | 10/31/08

                            This page for your notes.

                     Pioneer Equity Income Fund | Annual Report | 10/31/08    57

                            This page for your notes.

58    Pioneer Equity Income Fund | Annual Report | 10/31/08

                            This page for your notes.

                     Pioneer Equity Income Fund | Annual Report | 10/31/08    59

                            This page for your notes.

60    Pioneer Equity Income Fund | Annual Report | 10/31/08

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
pioneerinvestments.com




Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2008 Pioneer Investments 19439-02-1208


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings to update its Form N-2 and issuance of comfort letters, totaled approximately $34,400 in 2008 and $33,085 in 2007.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended
October 31, 2008 and 2007.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $8,290 and $7,820 for 2008 and 2007, respectively.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services provided to the Fund during the fiscal years ended October 31, 2008 and 2007.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2008 and 2007, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $8,290 in 2008 and $7,820 in 2007.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 29, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date December 29, 2008

* Print the name and title of each signing officer under his or her signature.